PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
PROVISIONS
Schedule of provisions

	2018	2019	2020
	RMB	RMB	RMB

Balance as of January 1	39,407	42,007	42,438
Provision for the year	1,567	1,408	1,563
Accretion expenses	1,438	1,418	1,343
Decrease for the year	(598)	(2,439)	(1,490)
Exchange adjustments	193	44	(141)
Balance as of December 31	42,007	42,438	43,713